Fair Value and Carrying Value of Convertible Bonds (Detail) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)		Dec. 31, 2014 CNY		Dec. 31, 2013 CNY
Accounting Policies [Abstract]
Fair value	$ 84,732	[1]	525,728	[1]	565,673	[1]
Carrying value	$ 83,802		519,958		470,357

[1]	The fair value of the convertible bonds is determined using binomial model with reference to market quote on the trade price of the convertible bonds as of December 31, 2013 and 2014.